Earnings per share - Computation (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss)			$ 0			$ (31,545,000)	$ (10,019,000)
Denominator:
Weighted-average common shares outstanding, basic (in shares)						111,911,127	121,358,898
Weighted-average common shares outstanding, diluted (in shares)						111,911,127	121,358,989
Net loss per share, basic (in usd per share)						$ (0.28)	$ (0.08)
Net loss per share, diluted (in usd per share)						$ (0.28)	$ (0.08)
D-Wave Systems Inc. [Member]
Numerator:
Net income (loss)	$ (13,198,000)	$ (4,668,000)		$ (24,815,000)	$ (13,496,000)
Denominator:
Weighted-average common shares outstanding, basic (in shares)	112,023,503	111,877,937		111,981,014	111,865,630
Weighted-average common shares outstanding, diluted (in shares)	112,023,503	111,877,937		111,981,014	111,865,630
Net loss per share, basic (in usd per share)	$ (0.12)	$ (0.04)		$ (0.22)	$ (0.12)
Net loss per share, diluted (in usd per share)	$ (0.12)	$ (0.04)		$ (0.22)	$ (0.12)